Principal Audit Fees and Services (Details) - Schedule of statutory auditor performed additional activities € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Schedule Of Statutory Auditor Performed Additional Activities Abstract
Audit fee for statutory and consolidated financials	$ 239	€ 226	$ 182	€ 155	$ 85	€ 75
Other audit fees	191	180	183	156
Audit related and other services	42	39	17	14	10	8
Total	$ 472	€ 445	$ 382	€ 325	$ 95	€ 83